Disclosure of detailed information about non-cash balances related to operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Decrease (increase) in funds receivable from payment processors	$ (4,768)	$ (3,873)
Increase in accounts receivable	(3,684)	(1,069)
Increase in prepaid expenses and other assets	(945)	(219)
Decrease (Increase) in other assets	54	50
(Decrease) increase in accounts payable and accrued liabilities	1,663	805
(Decrease) increase in income taxes payable	(943)	1,360
Increase (decrease) in other liabilities	448	(484)
Increase in payable to loyalty program partners	12,325	3,716
Total non-cash balances related to operations	$ 4,150	$ 286